Short-Term and Long-Term Debt	12 Months Ended
Mar. 31, 2013
Short-Term and Long-Term Debt

14. Short-Term and Long-Term Debt

Short-term debt consists of notes payable to banks, bank overdrafts, commercial paper and notes.

The composition of short-term debt and the weighted average contract interest rate on short-term debt at March 31, 2012 and 2013 are as follows:

March 31, 2012

	Millions of yen	Weighted average rate
Short-term debt in Japan, mainly from banks	¥168,012	0.7%
Short-term debt outside Japan, mainly from banks	107,568	4.2
Commercial paper in Japan	176,415	0.2
Commercial paper outside Japan	4,023	4.0
Notes outside Japan	1,955	5.3

	¥457,973	1.4

March 31, 2013

	Millions of yen	Weighted average rate
Short-term debt in Japan, mainly from banks	¥164,046	0.4%
Short-term debt outside Japan, mainly from banks	104,542	3.3
Commercial paper in Japan	146,944	0.2
Commercial paper outside Japan	4,560	3.8
Notes in Japan	40	0.9
Notes outside Japan	594	4.3

	¥420,726	1.1

The composition of long-term debt, the weighted average contract interest rate on long-term debt and the repayment due dates at March 31, 2012 and 2013 are as follows:

March 31, 2012

	Due (Fiscal Year)	Millions of yen	Weighted average rate
Banks:
Fixed rate	2013~2025	¥248,452	2.7%
Floating rate	2013~2027	1,223,127	1.3
Insurance companies and others:
Fixed rate	2013~2020	289,871	1.8
Floating rate	2013~2028	240,277	1.1
Unsecured bonds	2013~2021	1,144,539	2.1
Unsecured convertible bonds with stock acquisition rights	2014	149,968	1.0
Unsecured bond with stock acquisition rights	2023	35,630	0.0
Unsecured notes under medium-term note program	2013~2018	60,911	2.0
Payables under securitized lease receivables	2013~2018	172,917	1.1
Payables under securitized loan receivables and investment in securities	2013~2039	701,788	4.5

		¥4,267,480	2.1

March 31, 2013

	Due (Fiscal Year)	Millions of yen	Weighted average rate
Banks:
Fixed rate	2014~2025	¥339,565	2.6%
Floating rate	2014~2027	1,233,059	1.1
Insurance companies and others:
Fixed rate	2014~2023	280,729	1.6
Floating rate	2014~2028	246,055	0.9
Unsecured bonds	2014~2021	1,173,902	1.8
Unsecured convertible bonds with stock acquisition rights	2014	50,289	1.0
Unsecured notes under medium-term note program	2014~2018	58,169	2.9
Payables under securitized lease receivables	2014~2019	160,163	0.9
Payables under securitized loan receivables and investment in securities	2014~2039	519,603	4.9

		¥4,061,534	2.0

The repayment schedule for the next five years and thereafter for long-term debt at March 31, 2013 is as follows:

Years ending March 31,	Millions of yen
2014	¥1,110,847
2015	621,174
2016	783,508
2017	614,374
2018	576,471
Thereafter	355,160

Total	¥4,061,534

For borrowings from banks, insurance companies and other financial institutions, and for bonds, interest payments are usually paid semi-annually and principal repayments are made upon maturity of the loan contracts or bonds. For medium-term notes, interest payments are mainly made semi-annually and principal is repaid upon maturity of the notes.

For unsecured convertible bond with stock acquisition rights, the Company issued series three unsecured convertible bond with stock acquisition rights of ¥150,000 million in December 2008. As of March 31, 2013, the bond had stock acquisition rights that were convertible into 73,492,910 shares of common stock at a conversion price of ¥684.27 per share. The conversion price shall be adjusted mainly in a situation where the Company issues new shares at less than the current market price of the shares.

On April 1, 2013, the Company implemented a 10-for-1 stock split of common stock held by shareholders registered on the Company’s register of shareholders as of March 31, 2013. The number of shares and the conversion price have been adjusted retrospectively to reflect the stock split.

For unsecured bond with stock acquisition rights, the Company issued Liquid Yield Option Notes™ of $400 million, net of unamortized discount of $622 million, in June 2002. Liquid Yield Option Notes, which have the original maturity date on June 14, 2022, was completely redeemed during fiscal 2013.

During fiscal 2011, 2012 and 2013, the Company and certain subsidiaries recognized net amortization expenses of bond premiums and discounts, and deferred issuance costs of bonds and medium-term notes in the amount of ¥3,996 million, ¥3,999 million and ¥1,002 million, respectively.

Total committed credit lines for the Company and its subsidiaries were ¥463,969 million and ¥481,096 million at March 31, 2012 and 2013, respectively, and, of these lines, ¥427,435 million and ¥439,530 million were available at March 31, 2012 and 2013, respectively. Of the available committed credit lines, ¥210,139 million and ¥230,586 million were long-term committed credit lines at March 31, 2012 and 2013, respectively.

Some of the debt and commitment contracts contain covenant clauses, and some of these include financial restrictions, such as maintenance of certain ORIX Corporation shareholders’ equity ratios. As of March 31, 2013, the Company and its subsidiaries were in compliance with such objective covenant requirements.

The agreements related to debt payable to banks provide that the banks under certain circumstances may request additional security for loans and have the right to offset cash deposited against any short-term or long-term debt that becomes due and, in case of default and certain other specified events, against all other debt payable to the banks.

Other than the assets of the consolidated VIEs pledged as collateral for financing described in Note 11 (“Variable Interest Entities”), the Company and certain subsidiaries provide the following assets as collateral for the short-term and long-term debt payables to financial institutions as of March 31, 2013:

Millions of yen
Minimum lease payments, loans and investment in operating leases	¥88,956
Investment in securities	110,492
Other operating assets	8,736
Other assets	9,916

¥218,100

As of March 31, 2013, investment in securities of ¥24,079 million was pledged for primarily collateral deposits.

Under loan agreements relating to short-term and long-term debt from commercial banks and certain insurance companies, the Company and certain subsidiaries are required to provide collateral against these debts at any time if requested by the lenders. The Company and the subsidiaries did not receive any such requests from the lenders as of March 31, 2013.